Apr. 24, 2019

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated April 24, 2019 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated August 1, 2018

(as revised September 24, 2018) and

Statement of Additional Information (the “SAI”),

dated August 1, 2018 (as revised March 28, 2019),

for the iShares Global Comm Services ETF (IXP) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around June 24, 2019:

Current Underlying Index	New Underlying Index
S&P Global 1200 Communication Services Sector IndexTM	S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM

Change in the Fund’s “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the S&P Global 1200 Communication Services 4.5/22.5/45 Capped IndexTM (the “Underlying Index”), which is designed to measure the performance of global equities in the communication services sector. The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by S&P Dow Jones Indices (the “Index Provider” or “SPDJI”)) to a maximum of 25% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 50% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.5% of the index weight to maximum of 45.00%. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

Change in the Fund’s “Summary of Principal Risks”

The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to replace “Non-U.S. Securities Risk” on page S-5 with the following:

Non-U.S. Securities Risk. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting issuers of non-U.S. securities or non-U.S. markets. In addition, non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated April 24, 2019 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated August 31, 2018 and

Statement of Additional Information (the “SAI”),

dated August 31, 2018 (as revised March 28, 2019),

for the iShares U.S. Consumer Services ETF (IYC) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around June 24, 2019:

Current Underlying Index	New Underlying Index
Dow Jones U.S. Consumer Services Index	Dow Jones U.S. Consumer Services Capped Index

Change in the Fund’s “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Dow Jones U.S. Consumer Services Capped Index (the “Underlying Index”), which is designed to measure the performance of domestic equities in the consumer services sector. The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by S&P Dow Jones Indices (the “Index Provider” or “SPDJI”)) to a maximum of 10% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which the following constraints are breached: 25.00% for all issuers that individually represent more than 5.00% of the weight of the Underlying Index. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated April 24, 2019 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated August 31, 2018 and

Statement of Additional Information (the “SAI”),

dated August 31, 2018 (as revised March 28, 2019),

for the iShares U.S. Financials ETF (IYF) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around June 24, 2019:

Current Underlying Index	New Underlying Index
Dow Jones U.S. Financials Index	Dow Jones U.S. Financials Capped Index

Change in the Fund’s “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Dow Jones U.S. Financials Capped Index (the “Underlying Index”), which is designed to measure the performance of domestic equities in the financials sector. The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by S&P Dow Jones Indices (the “Index Provider” or “SPDJI”)) to a maximum of 10% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which the following constraints are breached: 25.00% for all issuers that individually represent more than 5.00% of the weight of the Underlying Index. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated April 24, 2019 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated August 31, 2018 and

Statement of Additional Information (the “SAI”),

dated August 31, 2018 (as revised March 28, 2019),

for the iShares U.S. Technology ETF (IYW) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around June 24, 2019:

Current Underlying Index	New Underlying Index
Dow Jones U.S. Technology Index	Dow Jones U.S. Technology Capped Index

Change in the Fund’s “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Dow Jones U.S. Technology Capped Index (the “Underlying Index”), which is designed to measure the performance of domestic equities in the technology sector. The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by S&P Dow Jones Indices (the “Index Provider” or “SPDJI”)) to a maximum of 25% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 50% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 22.5%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to maximum of 45.00%. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated April 24, 2019 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated August 1, 2018 and

Statement of Additional Information (the “SAI”),

dated August 1, 2018 (as revised March 28, 2019),

for the iShares Global Consumer Staples ETF (KXI) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around June 24, 2019:

Current Underlying Index	New Underlying Index
S&P Global 1200 Consumer Staples IndexTM	S&P Global 1200 Consumer Staples (Sector) Capped IndexTM

Change in the Fund’s “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the S&P Global 1200 Consumer Staples (Sector) Capped IndexTM (the “Underlying Index”), which is designed to measure the performance of global equities in the consumer staples sector. The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by S&P Dow Jones Indices (the “Index Provider” or “SPDJI”)) to a maximum of 10% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which the following constraints are breached: 25.00% for all issuers that individually represent more than 5.00% of the weight of the Underlying Index. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated April 24, 2019 (the “Supplement”)

to the Summary Prospectus and Prospectus,

each dated August 1, 2018 and

Statement of Additional Information (the “SAI”),

dated August 1, 2018 (as revised March 28, 2019),

for the iShares Global Consumer Discretionary ETF (RXI) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The following changes will take effect for the Fund on or around June 24, 2019:

Current Underlying Index	New Underlying Index
S&P Global 1200 Consumer Discretionary IndexTM	S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM

Change in the Fund’s “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the S&P Global 1200 Consumer Discretionary (Sector) Capped IndexTM (the “Underlying Index”), which is designed to measure the performance of global equities in the consumer discretionary sector. The Underlying Index uses a capping methodology to limit the weight of the securities of any single issuer (as determined by S&P Dow Jones Indices (the “Index Provider” or “SPDJI”)) to a maximum of 10% of the Underlying Index. Additionally, the capping methodology limits the sum of the weights of the securities of all issuers that individually constitute more than 5% of the weight of the Underlying Index to a maximum of 25% of the weight of the Underlying Index in the aggregate. In order to implement this capping methodology, the Underlying Index constrains at quarterly rebalance: (i) the weight of any single issuer to a maximum of 10%, and (ii) the aggregate weight of all issuers that individually exceed 4.50% of the index weight to maximum of 22.50%. Between scheduled quarterly index reviews, the Underlying Index is rebalanced at the end of any day on which the following constraints are breached: 25.00% for all issuers that individually represent more than 5.00% of the weight of the Underlying Index. In implementing this capping methodology, SPDJI may consider two or more companies as belonging to the same issuer where there is reasonable evidence of common control.

Change in the Fund’s “Summary of Principal Risks”

The section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to add the following on page S-6 with the following:

Non-U.S. Securities Risk. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting issuers of non-U.S. securities or non-U.S. markets. In addition, non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.